Reportable Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Reportable Segments [Abstract]
Reportable Segments
8.  Reportable Segments

We divide our operations into six reportable business segments. These segments and their principal source of revenues are as follows:

▪	Products Pipelines–KMP— the transportation and terminaling of refined petroleum products, including gasoline, diesel fuel, jet fuel and natural gas liquids;

▪	Natural Gas Pipelines–KMP—the sale, transport, processing, treating, storage and gathering of natural gas;

▪
CO2–KMP—the production and sale of crude oil from fields in the Permian Basin of West Texas and the transportation and marketing of carbon dioxide used as a flooding medium for recovering crude oil from mature oil fields;

▪	Terminals–KMP—the transloading and storing of refined petroleum products and dry and liquid bulk products, including coal, petroleum coke, cement, alumina, salt and other bulk chemicals;

▪
Kinder Morgan Canada–KMP—the transportation of crude oil and refined products from Alberta, Canada to marketing terminals and refineries in British Columbia, the state of Washington and the Rocky Mountains and Central regions of the United States; and

▪
NGPL PipeCo LLC— consists of our 20% interest in NGPL PipeCo LLC, the owner of Natural Gas Pipeline Company of America and certain affiliates, collectively referred to as Natural Gas Pipeline Company of America or NGPL, a major interstate natural gas pipeline and storage system, which we operate.

We evaluate performance principally based on each segment’s earnings before depreciation, depletion and amortization expenses (including amortization of excess cost of equity investments), which excludes general and administrative expenses, third-party debt costs and interest expense, unallocable interest income, and unallocable income tax expense. Our reportable segments are strategic business units that offer different products and services, and they are structured based on how our chief operating decision maker organizes their operations for optimal performance and resource allocation. Each segment is managed separately because each segment involves different products and marketing strategies.

Financial information by segment follows (in millions):

	Nine Months Ended September 30,
	2011	2010
Revenues
Products Pipelines–KMP
Revenues from external customers	$694.6	$661.5
Natural Gas Pipelines–KMP
Revenues from external customers	3,240.1	3,414.0
CO2–KMP
Revenues from external customers	1,076.0	972.2
Terminals–KMP
Revenues from external customers	979.4	945.3
Intersegment revenues	0.9	0.8
Kinder Morgan Canada–KMP
Revenues from external customers	230.3	197.9
Power(a)
Revenues from external customers	-	8.9
Other
NGPL PipeCo LLC fee revenue(b)	26.1	35.4
Other revenue	1.1	1.5
Total segment revenues	6,248.5	6,237.5
Less: Total intersegment revenues	(0.9)	(0.8)
Total consolidated revenues	$6,247.6	$6,236.7

	Nine Months Ended September 30,
	2011	2010

Segment earnings (loss) before depreciation, depletion, amortization and amortization of excess cost of equity investments(c)
Products Pipelines–KMP(d)	$303.5	$331.8
Natural Gas Pipelines–KMP(e)	483.7	592.3
CO2–KMP	836.5	763.9
Terminals–KMP	522.1	474.5
Kinder Morgan Canada–KMP	150.0	132.9
NGPL PipeCo LLC(f)	12.3	(405.0)
Power(a)	-	3.8
Total segment earnings before DD&A	2,308.1	1,894.2
Depreciation, depletion and amortization	(807.6)	(813.7)
Amortization of excess cost of equity investments	(4.9)	(4.3)
NGPL PipeCo LLC fee revenue(b)	26.1	35.4
Other revenue	1.1	1.5
General and administrative expense(g)	(399.2)	(528.7)
Unallocable interest and other, net(h)	(521.5)	(492.6)
Unallocable income tax benefit (expense)	(234.7)	41.6
Income from continuing operations	$367.4	$133.4

	September 30, 2011	December 31, 2010
Assets
Products Pipelines–KMP	$5,671.6	$5,650.9
Natural Gas Pipelines–KMP	11,856.9	10,960.0
CO2–KMP	4,203.8	4,057.2
Terminals–KMP	5,228.8	5,009.3
Kinder Morgan Canada–KMP	1,804.1	1,870.0
NGPL PipeCo LLC	259.7	265.6
Total segment assets	29,024.9	27,813.0
Corporate assets(i)	1,132.5	1,095.1
Total consolidated assets	$30,157.4	$28,908.1
____________
(a)	On October 22, 2010, Kinder Morgan sold its Power facility located in Michigan and as a result, Kinder Morgan no longer reports Power as a business segment.
(b)	Effective January 1, 2011, this became a reimbursement of general and administrative costs; see Notes 9 and 11.
(c)	Includes revenues, earnings from equity investments, allocable interest income, and other, net, less operating expenses, allocable income taxes, and other expense (income).
(d)
Nine month 2011 amount includes an increase in expense of $234.3 million, primarily associated with adjustments to rate case reserves and rights-of-way lease payment obligations. Nine month 2010 amount includes a $158.0 million increase in expense associated with rate case liability adjustments.

(e)	Nine month 2011 amount includes a $167.2 million loss from the remeasurement of KMP’s previously held 50% equity interest in KinderHawk Field Services LLC to fair value (see Note 2).
(f)	Nine month 2010 amount includes a $430.0 million non-cash investment impairment charge (see Note 2).
(g)
Nine month 2011 amount includes (i) a $100 million (pre-tax) increase in special bonus expense. In May of 2011, Kinder Morgan paid the bonuses using the $64 million (after-tax) in available earnings and profits reserved for this purpose and not paid in dividends to Kinder Morgan’s Class A shareholders (see Note 5); (ii) a reduction to expense for a $45.8 million Going Private transaction litigation insurance reimbursement; and (iii) $11.1 million increase of expense associated with Kinder Morgan’s initial public offering. 2010 amounts include a $200.0 million increase in expense associated with the Going Private transaction litigation settlement; see Note 11.

(h)	Includes (i) interest expense and (ii) miscellaneous other income and expenses not allocated to reportable segments.
(i)
Includes cash and cash equivalents, margin and restricted deposits, unallocable interest receivable, prepaid assets and deferred charges, risk management assets related to the fair value of interest rate swaps and miscellaneous corporate assets (such as information technology and telecommunications equipment) not allocated to individual segments.

15.  Reportable Segments

We divide our operations into the following reportable business segments.  These segments and their principal source of revenues are as follows:

▪	Products Pipelines-KMP- the transportation and terminaling of refined petroleum products, including gasoline, diesel fuel, jet fuel and natural gas liquids;

▪	Natural Gas Pipelines-KMP-the sale, transport, processing, treating, storage and gathering of natural gas;

▪
CO2-KMP-the production and sale of crude oil from fields in the Permian Basin of West Texas and the transportation and marketing of carbon dioxide used as a flooding medium for recovering crude oil from mature oil fields;

▪	Terminals-KMP-the transloading and storing of refined petroleum products and dry and liquid bulk products, including coal, petroleum coke, cement, alumina, salt and other bulk chemicals;

▪
Kinder Morgan Canada-KMP-the transportation of crude oil and refined products from Alberta, Canada to marketing terminals and refineries in British Columbia, the state of Washington and the Rocky Mountains and Central regions of the United States;

▪
NGPL PipeCo LLC- consists of our 20% interest in NGPL PipeCo LLC, the owner of Natural Gas Pipeline Company of America and certain affiliates, collectively referred to as Natural Gas Pipeline Company of America or NGPL, a major interstate natural gas pipeline and storage system, which we operate; and

▪
Power- during the historical periods presented in this report, we had a business segment referred to as ‘‘Power,'' which consisted of our ownership of a natural gas-fired electric generation facilities. On October 22, 2010, we sold our facility located in Michigan, referred to as ‘‘Triton Power,'' for approximately $15.0 million in cash (see Note 3).

On August 28, 2008, we sold our one-third interest in the net assets of the Express pipeline system (Express), as well as our full ownership of the net assets of the Jet Fuel pipeline system (Jet Fuel), to KMP. We accounted for this transaction as a transfer of net assets between entities under common control. Therefore, following the sale of Express and Jet Fuel to KMP, KMP recognized the assets and liabilities acquired at our carrying amounts (historical cost) at the date of transfer. The results of Express and Jet Fuel are reported in the Kinder Morgan Canada-KMP segment for all periods presented.

On February 15, 2008, we sold an 80% ownership interest in NGPL PipeCo LLC business segment to Myria (see Note 3). Effective February 15, 2008, we began to account for the results of operations of the NGPL PipeCo LLC segment as an equity investment.

We evaluate performance principally based on each segments' earnings before depreciation, depletion and amortization expenses (including amortization of excess cost of equity investments), which excludes general and administrative expenses, third-party debt costs and interest expense, unallocable interest income, and unallocable income tax expense.  Our reportable segments are strategic business units that offer different products and services, and they are based on the way our chief operating decision maker organizes the operations within our enterprise for assessing performance and allocating resources.  Each segment is managed separately because each segment involves different products and marketing strategies.

Because KMP's partnership agreement requires it to distribute 100% of its available cash to its partners on a quarterly basis (KMP's available cash consists primarily of all of its cash receipts, less cash disbursements and changes in reserves), we consider each period's earnings before all non-cash depreciation, depletion and amortization expenses to be an important measure of business segment performance for our segments that are also segments of KMP. We account for intersegment sales at market prices, while we account for asset transfers at either market value or, in some instances, book value.

During 2010, 2009 and 2008, we did not have revenues from any single customer that exceeded 10% of our consolidated revenues.

Financial information by segment follows (in millions):

	Year Ended December 31,
	2010	2009	2008
Revenues
Products Pipelines-KMP
Revenues from external customers	$883.0	$826.6	$815.9
Natural Gas Pipelines-KMP
Revenues from external customers	4,416.5	3,806.9	8,422.0
CO2-KMP
Revenues from external customers	1,298.4	1,131.3	1,269.2
Terminals-KMP
Revenues from external customers	1,264.0	1,108.1	1,172.7
Intersegment revenues	1.1	0.9	0.9
Kinder Morgan Canada-KMP
Revenues from external customers	268.5	226.1	198.9
NGPL PipeCo LLC(a)
Revenues from external customers	-	-	132.1
Intersegment revenues	-	-	0.9
Power(b)
Revenues from external customers	9.4	40.4	44.0
Other
NGPL PipeCo LLC fixed fee revenue	47.2	45.8	39.0
Other revenues	3.6	-	1.0
Intersegment revenues	-	-	(0.9)
Total segment revenues	8,191.7	7,186.1	12,095.7
Less: Total intersegment revenues	(1.1)	(0.9)	(0.9)
Total consolidated revenues	$8,190.6	$7,185.2	$12,094.8

	Year Ended December 31,
	2010	2009	2008
Operating expenses(c)
Products Pipelines-KMP(d)	$414.6	$269.5	$291.0
Natural Gas Pipelines-KMP	3,756.8	3,192.7	7,803.3
CO2-KMP	308.1	271.1	391.8
Terminals-KMP	629.2	536.8	631.8
Kinder Morgan Canada-KMP	91.6	72.5	68.0
NGPL PipeCo LLC(a)	-	-	43.5
Power(b)	5.3	23.6	24.8
Other	2.1	0.1	0.1
Total segment operating expenses	5,207.7	4,366.3	9,254.3
Less: Total intersegment operating expenses	(1.1)	(0.9)	(0.9)
Total consolidated operating expenses	$5,206.6	$4,365.4	$9,253.4

	Year Ended December 31,
	2010	2009	2008
Other expense (income)
Products Pipelines-KMP(e)	$11.8	$1.1	$1,269.5
Natural Gas Pipelines-KMP(e)	0.9	(6.6)	2,090.0
CO2-KMP	-	-	-
Terminals-KMP(e)	(3.3)	(25.0)	683.0
Kinder Morgan Canada-KMP	-	-	-
Other	(16.0)	(0.1)	0.1
Total consolidated other expense (income)	$(6.6)	$(30.6)	$4,042.6

	Year Ended December 31,
	2010	2009	2008
Depreciation, depletion and amortization
Products Pipelines-KMP	$127.0	$121.3	$116.9
Natural Gas Pipelines-KMP	150.3	120.5	99.9
CO2-KMP	542.9	620.6	498.1
Terminals-KMP	215.5	169.1	157.4
Kinder Morgan Canada-KMP	42.9	38.5	36.7
NGPL PipeCo LLC(a)	-	-	9.3
Other	0.2	0.2	0.1
Total consolidated depreciation, depletion and amortization	$1,078.8	$1,070.2	$918.4

	Year Ended December 31,
	2010	2009	2008
Earnings (loss) from equity investments
Products Pipelines-KMP	$22.8	$18.7	$15.7
Natural Gas Pipelines-KMP	169.1	141.8	113.4
CO2-KMP	22.5	22.3	20.7
Terminals-KMP	1.7	0.7	2.7
Kinder Morgan Canada-KMP	(3.3)	(4.1)	8.3
NGPL PipeCo LLC(a)(f)	(399.0)	42.5	40.3
Power	-	-	-
Other	-	-	-
Total consolidated equity earnings (loss)	$(186.2)	$221.9	$201.1

	Year Ended December 31,
	2010	2009	2008
Amortization of excess cost of equity investments
Products Pipelines-KMP	$3.4	$3.4	$3.3
Natural Gas Pipelines-KMP	0.4	0.4	0.4
CO2-KMP	2.0	2.0	2.0
Terminals-KMP	-	-	-
Kinder Morgan Canada-KMP	-	-	-
Total consolidated amortization of excess cost of equity investments	$5.8	$5.8	$5.7

	Year Ended December 31,
	2010	2009	2008
Interest income
Products Pipelines-KMP	$4.0	$4.1	$4.3
Natural Gas Pipelines-KMP	2.3	6.2	1.2
CO2-KMP	2.0	-	-
Terminals-KMP	-	-	-
Kinder Morgan Canada-KMP	13.2	12.0	3.9
Total segment interest income	21.5	22.3	9.4
Unallocated interest income	1.9	3.4	38.1
Total consolidated interest income	$23.4	$25.7	$47.5

	Year Ended December 31,
	2010	2009	2008
Other, net-income (expense)
Products Pipelines-KMP	$12.4	$8.3	$(2.3)
Natural Gas Pipelines-KMP	2.0	25.6	15.1
CO2-KMP	2.5	-	1.9
Terminals-KMP	4.7	3.7	1.7
Kinder Morgan Canada-KMP	2.6	11.9	(10.1)
Other	(0.1)	-	0.7
Total consolidated other, net-income (expense)	$24.1	$49.5	$7.0

	Year Ended December 31,
	2010	2009	2008
Income tax benefit (expense)
Products Pipelines-KMP	$1.1	$(3.1)	$4.9
Natural Gas Pipelines-KMP	(3.3)	(5.7)	(2.7)
CO2-KMP	0.9	(4.0)	(3.9)
Terminals-KMP	(5.3)	(5.2)	(19.7)
Kinder Morgan Canada-KMP	(7.8)	(18.9)	19.0
Total segment income tax expense	(14.4)	(36.9)	(2.4)
Unallocated income tax expense	(153.2)	(289.7)	(301.9)
Total consolidated income tax expense	$(167.6)	$(326.6)	$(304.3)

	Year Ended December 31,
	2010	2009	2008
Segment earnings (loss) before depreciation, depletion, amortization and amortization of excess cost of equity investments(g)
Products Pipelines-KMP	$496.9	$584.0	$(722.0)
Natural Gas Pipelines-KMP	828.9	788.7	(1,344.3)
CO2-KMP	1,018.2	878.5	896.1
Terminals-KMP	640.3	596.4	(156.5)
Kinder Morgan Canada-KMP	181.6	154.5	152.0
NGPL PipeCo LLC(a)(f)	(399.0)	42.5	129.8
Power	4.1	4.8	5.7
Segment earnings (loss) before depreciation, depletion, amortization and amortization of excess cost of equity investments	2,771.0	3,049.4	(1,039.2)
Total segment depreciation, depletion and amortization	(1,078.8)	(1,070.2)	(918.4)
Total segment amortization of excess cost of equity investments	(5.8)	(5.8)	(5.7)
NGPL PipeCo LLC fixed fee revenue	47.2	45.8	39.0
Other revenues	3.6	-	-
General and administrative expenses	(631.1)	(373.0)	(352.5)
Unallocable interest and other, net(h)	(652.6)	(583.7)	(623.6)
Unallocable income tax expense	(153.2)	(289.7)	(301.9)
Income (loss) from continuing operations	$300.3	$772.8	$(3,202.3)

	Year Ended December 31,
	2010	2009	2008
Capital expenditures(i)
Products Pipelines-KMP	$144.2	$199.8	$221.7
Natural Gas Pipelines-KMP	135.4	372.0	946.5
CO2-KMP	372.8	341.8	542.6
Terminals-KMP	326.3	378.2	454.1
Kinder Morgan Canada-KMP	22.2	32.0	368.1
NGPL PipeCo LLC(a)	-	-	10.3
Other	1.6	0.5	2.0
Total consolidated capital expenditures	$1,002.5	$1,324.3	$2,545.3

	2010	2009
Investments at December 31
Products Pipelines-KMP	$354.9	$346.9
Natural Gas Pipelines-KMP	3,563.3	2,542.8
CO2-KMP	9.9	11.2
Terminals-KMP	27.4	18.7
Kinder Morgan Canada-KMP	69.8	68.7
NGPL PipeCo LLC(a)	265.6	698.5
Total segment investments	4,290.9	3,686.8
Other	0.2	8.8
Total consolidated investments	$4,291.1	$3,695.6

	2010	2009
Assets at December 31
Products Pipelines-KMP	$5,650.9	$5,614.7
Natural Gas Pipelines-KMP	10,960.0	9,956.7
CO2-KMP	4,057.2	4,230.5
Terminals-KMP	5,009.3	4,537.3
Kinder Morgan Canada-KMP	1,870.0	1,797.7
NGPL PipeCo LLC(a)	265.6	698.5
Power (b)	-	67.6
Total segment assets	27,813.0	26,903.0
Other(j)	1,095.1	678.0
Total consolidated assets	$28,908.1	$27,581.0
____________

(a)
Effective February 15, 2008, we sold an 80% ownership interest in NGPL PipeCo LLC to Myria. As a result of the sale, beginning February 15, 2008, we account for our 20% ownership interest in NGPL PipeCo LLC as an equity method investment and 100% of NGPL PipeCo LLC revenues, earnings and assets prior to the sale, are included in the above tables.

(b)
Upon the adoption of Accounting Standards Update No. 2009-17, which amended the codification's “Consolidation” topic, on January 1, 2010, Triton Power operations are no longer be consolidated into our financial statements, but are treated as an equity investment, resulting in decreases to revenues, operating expenses and noncontrolling interests with no impact to segment earnings before DD&A (see Note 18). As noted preceding, Triton Power was sold for approximately $15.0 million on October 22, 2010.

(c)	Includes natural gas purchases and other costs of sales, operations and maintenance expenses, fuel and power expenses and taxes, other than income taxes.
(d)	2010 amount includes a $172.0 million litigation reserve related to KMP's West Coast pipeline rate case (see Note 16).
(e)	2008 includes non-cash goodwill impairment charges (see Note 7).
(f)	2010 amount includes an impairment charge of $430.0 million to reduce the carrying value of our investment in NGPL PipeCo LLC (see Note 6).
(g)	Includes revenues, earnings from equity investments, allocable interest income, and other, net, less operating expenses, allocable income taxes, and other expense (income).
(h)	Includes (i) interest expense and (ii) miscellaneous other income and expenses not allocated to business segments.
(i)
Sustaining capital expenditures, including KMP's share of Rockies Express' sustaining capital expenditures, for each of the years ended December 31, 2010, 2009 and 2008, were $180.8 million, $172.7 million and $183.9 million, respectively.

(j)
Includes cash and cash equivalents, margin and restricted deposits, unallocable interest receivable, prepaid assets and deferred charges, and risk management assets related to the fair value of interest rate swaps.

We do not attribute interest and debt expense to any of our reportable business segments.  For each of the years ended December 31, 2010, 2009 and 2008, we reported total consolidated interest expense of $668.3 million, $599.1 million and $675.8 million, respectively.

Following is geographic information regarding the revenues and long-lived assets of our business segments (in millions):

	Year Ended December 31,
	2010	2009	2008
Revenues from external customers
United States	$7,814.6	$6,862.3	$11,804.2
Canada	356.5	301.9	269.3
Mexico and other(a)	19.5	21.0	21.3
Total consolidated revenues from external customers	$8,190.6	$7,185.2	$12,094.8

	2010	2009	2008
Long-lived assets at December 31(b)
United States	$19,926.5	$19,263.5	$17,511.1
Canada	1,928.7	1,834.3	1,568.7
Mexico and other(a)	95.9	98.8	97.7
Total consolidated long-lived assets	$21,951.1	$21,196.6	$19,177.5
__________

(a)	Includes operations in Mexico and the Netherlands.
(b)	Long-lived assets exclude (i) goodwill and (ii) other intangibles, net.